Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 3,073,799	R$ 3,064,815
Short-term investments	1,430	91,819
Accounts receivable	997,893	875,382
Aircraft sublease receivables	76,199	123,455
Inventories	571,924	402,587
Security deposits and maintenance reserves	410,912	318,460
Taxes recoverable	109,699	133,706
Derivative financial instruments	83,177	79,216
Prepaid expenses	244,413	219,039
Advances to suppliers	203,379	83,114
Other current assets	73,511	25,830
Total current assets	5,846,336	5,417,423
Non-current assets
Long-term investments	906,719	854,462
Aircraft sublease receivables	197,999	189,482
Security deposits and maintenance reserves	1,553,507	1,235,582
Derivative financial instruments	270,640	349,093
Prepaid expenses	313,365	18,192
Other non-current assets	126,100	149,508
Property and equipment	1,961,174	1,799,706
Right-of-use assets	5,999,595	4,610,741
Intangible assets	1,358,038	1,170,268
Total non-current assets	12,687,137	10,377,034
Total assets	18,533,473	15,794,457
Current liabilities
Loans and financing	1,023,390	858,332
Lease liabilities	3,497,665	2,272,349
Accounts payable	1,771,663	2,238,668
Accounts payable – supplier finance	3,694	157,801
Air traffic liability	3,063,816	2,488,872
Reimbursement to customers	173,686	221,342
Salaries, wages and benefits	459,697	400,371
Insurance premiums payable	92,793	52,427
Taxes payable	127,685	55,260
Government installment payment program	69,691	13,358
Derivative financial instruments	77,509	173,769
Provisions	977,103	853,810
Airport fees	217,863	137,075
Other current liabilities	153,998	289,197
Total current liabilities	11,710,253	10,212,631
Non-current liabilities
Loans and financing	8,995,341	6,502,182
Lease liabilities	11,392,910	10,248,463
Accounts payable	563,502	323,059
Derivative financial instruments	209,542	247,265
Government installment payment program	352,108	108,519
Provisions	2,522,486	1,988,665
Other non-current liabilities	1,120,334	312,423
Total non-current liabilities	25,156,223	19,730,576
Equity
Issued capital	2,290,876	2,246,367
Advance for future capital increase	120	20,625
Capital reserve	1,946,471	1,947,887
Treasury shares	(11,959)	(13,182)
Other comprehensive income	5,799	655
Accumulated losses	(22,564,310)	(18,351,102)
Total equity	(18,333,003)	(14,148,750)
Total liabilities and equity	R$ 18,533,473	R$ 15,794,457